Accumulated Other Comprehensive Loss - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax income related to pension liability reclassified from accumulated other comprehensive loss	$ 3.9	$ 3.6	$ 3.4	$ 52.2	$ (1.0)
Pretax income related to fair value of derivative investments reclassified from accumulated other comprehensive loss	0.1	0
Foreign currency translation reclassified from accumulated other comprehensive loss	$ 0	$ 0